Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
7. Earnings Per Share

Basic earnings per share includes no dilution and is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of restricted stock-based awards and common shares issuable upon exercise of stock options and Warrants using the treasury stock method. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and Warrants outstanding were exercised and have been converted into common stock.

For the Current Year, 265,875 shares issuable upon exercise of options and 886,050 shares issuable upon exercise of Warrants were excluded from the calculation of earnings per share because they were anti-dilutive. For the Prior Year, 345,000 shares issuable upon exercise of options and 548,550 shares issuable upon exercise of Warrants were excluded from the calculation of earnings per share because they were anti-dilutive.

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic	9,193,101	6,936,452
Effect of exercise of options and Warrants	598,392	641,109
Diluted	9,791,493	7,577,561